Investments in Associates and Joint Venture - Summary of The annual movement of investments in the associate (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of Movement of Investment in Associates and Joint Venture [Line Items]
Beginning balance	S/ 25,405	S/ 20,584	S/ 13,096
Group's share in profit or loss	10,414	8,800	6,290
Group's share in other comprehensive income	0	0	(42)
Collection of dividends	(6,488)	(2,709)	(157)
Exchange difference	517	(1,270)	1,397
Ending balance	S/ 29,848	S/ 25,405	S/ 20,584